OTHER PAYABLES AND ACCRUALS	6 Months Ended
Jun. 30, 2026
Disclosure Of Other Payables And Accruals [Abstract]
OTHER PAYABLES AND ACCRUALS	OTHER PAYABLES AND ACCRUALS

(Dollars in millions)	June 30, 2026	December 31, 2025
Accrued payroll and employee-related expenses*	$44.8	$60.6
Accrued expenses and other payables **	58.3	63.7
Collaboration payable ***	19.5	71.1
Total	$122.6	$195.4
*Certain prior year amounts included within accrued payroll have been reclassified to accrued payroll and employee-related expenses for comparative purposes.
**Certain prior year amounts included within accrued expenses, other payables and other tax payables have been reclassified to accrued expenses and other payables for comparative purposes.
***Certain prior year amounts included within payable for collaboration assets have been grouped into the collaboration payable line for comparative purposes.